EMPLOYEE BENEFITS - Evolution of Share Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Number of options (in shares)
Balance at the beginning of year (in shares) | shares	1,051,602	1,786,467
Options granted during the year (in shares) | shares	0	4,000
Forfeited during the year (in shares) | shares	(18,687)	(21,625)
Exercised during the year (in shares) | shares	(175,272)	(717,240)
Balance at end of year (in shares) | shares	857,643	1,051,602
Weighted average exercise price (in usd per share)
Balance at the beginning of year (in usd per share) | $ / shares	$ 31.82	$ 27.96
Options granted during the year (in usd per share) | $ / shares	0	52.10
Forfeited during the year (in usd per share) | $ / shares	40.57	31.77
Exercised price (in usd per share) | $ / shares	33.24	22.06
Balance at the end of year (in usd per share) | $ / shares	$ 31.57	$ 31.82